OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
31	OPERATING SEGMENTS

The Credicorp Board of Directors organized the Group’s subsidiaries according to the types of financial services provided and the sectors on which they are focused; with the objective of optimizing the management thereof. Next, we present the Group´s business lines:

a)	Universal Banking -

Includes the operations related to the granting of various credits and financial instruments to individuals and legal entities, from the segments of wholesale and retail banking, such as the obtaining of funds from the public through deposits and current accounts, obtaining of funding by means of initial public offerings and direct indebtedness with other financial institutions. This business line incorporates the results and balances of the Banco de Crédito del Perú (BCP) and Banco de Crédito de Bolivia (BCB).

b)	Insurance and Pensions -

-
Insurance: includes, mainly, the issue of insurance policies to cover losses in commercial property, transport, marine vessels, automobiles, life, health and pensions, operations carried out through Pacífico Compañía de Seguros y Reaseguros.

-	Pensions: provides Management Service of private pension funds to the affiliates, operation carried out from Prima AFP.

c)	Microfinance -

Includes the management of loans, credits, deposits and current accounts of the small and microenterprises: carried out through Mibanco, Banco de la Microempresa S.A. and Mibanco – Banco de la Microempresa de Colombia S.A.

d)	Investment Banking and Wealth Management –

Brokerage service and investment management services offered to a broad and diverse clientele, which includes corporations, institutional investors, governments and foundations; also, the structuring and placement of issues in the primary market, as well as the execution and negotiation of transactions in the secondary market. Additionally, it structures securitization processes for corporate customers and manages mutual funds.

All of these services are provided through Credicorp Capital Ltd. and subsidiaries and ASB Bank Corp.

Management of these business lines is designed to:

-	Promote the joint action of our businesses in order to take advantage of the synergies which result from the diversification of our portfolio.

-
Strengthening our leadership in the financial sector through our growth in new businesses, and the establishment of an investment banking platform available not only to the corporate world, but also to the retail segment, especially to the Small and Medium Enterprise (SME) and Consumer sectors.

-	Improve the ongoing search to adapt our business models, processes and procedures into line with best practices worldwide.

The operating results of the Group’s new business lines are monitored separately by the Board of Directors and Senior Management on a monthly basis, in order to make decisions regarding the allocation of resources and the evaluation of the performance of each one of the segments. The Chief Operating Decision Maker (CODM) of Credicorp is the Chief Executive Officer (CEO). The performance of the segments is evaluated based on the operating profits or losses and is measured consistently with the operating profits and losses presented in the consolidated statement of income.

Financial information by segment is prepared subject to the minimum controls necessary and on a uniform basis, with coherent grouping according to the type of activity and customer. The transfer prices used for determining income and expenses generated among the operating segments are similar to the prices that would be applicable to transactions carried out at arm’s length.

None of the income derives from transactions carried out with a single customer or counterparty which is equal to or greater than 10 percent or more of the total income of the Group as of December 31, 2021, 2020 and 2019.

(i)
The following table presents information recorded in the results and for certain items of the assets corresponding to the Group’s reportable segments (in millions of soles) as of December 31, 2021, 2020 and 2019:

	Income (*)
2021	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	11,143	368	6,194	3,262	(1,034)	(441)	(1,275)	3,391	449	184,715	166,387
Banco de Crédito de Bolivia	891	10	337	157	(17)	(23)	(63)	72	27	13,800	12,965
Insurance and Pension funds
Pacífico Seguros and subsidiaries	3,544	64	610	228	–	(57)	(5)	(130)	81	16,491	14,194
Prima AFP	407	1	(4)	406	–	(21)	(65)	146	12	840	265
Microfinance
Mibanco	2,114	–	1,860	(12)	(504)	(78)	(143)	266	50	16,163	13,800
Mibanco Colombia (****)	302	–	229	35	(4)	(14)	(16)	43	8	1,393	1,159
Investment Banking and Wealth Management	866	73	89	767	1	(45)	(25)	147	11	14,744	12,990
Other segments	182	33	47	80	(1)	(4)	(69)	(263)	2	3,377	2,634
Eliminations	–	–	–	–	–	–	–	–	–	(6,701)	(6,609)
Total consolidated	19,449	549	9,362	4,923	(1,559)	(683)	(1,661)	3,672	640	244,822	217,785

	Income (*)
2020	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	10,775	412	5,994	2,795	(4,637)	(428)	(51)	619	464	180,766	164,632
Banco de Crédito de Bolivia	773	7	330	103	(252)	(23)	139	(74)	16	12,472	11,781
Insurance and Pension funds
Pacífico Seguros and subsidiaries	3,211	57	526	602	–	(59)	(2)	195	49	16,025	13,039
Prima AFP	389	2	(8)	388	–	(21)	(67)	148	7	1,108	408
Microfinance
Mibanco	1,972	–	1,506	24	(1,118)	(86)	142	(379)	51	15,649	13,540
Mibanco Colombia (****)	238	–	165	28	(75)	(14)	19	(51)	13	1,208	993
Investment Banking and Wealth Management	1,102	31	70	920	–	(35)	(34)	(78)	29	11,715	9,995
Other segments	(78)	16	(12)	(96)	2	(4)	(36)	(46)	4	3,484	2,531
Eliminations	–	–	–	–	–	–	–	–	–	(5,021)	(4,958)
Total consolidated	18,382	525	8,571	4,764	(6,080)	(670)	110	334	633	237,406	211,961

(*)	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.
(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)	Corresponds to other income (include income and expenses for commissions) and insurance underwriting result.
(****)	Banco Compartir S.A. and Edyficar S.A.S merged in October 2020 to form Mibanco Colombia. See more detail in Note 2(a).

	Income (*)
2019	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	11,750	345	6,245	3,632	(1,558)	(413)	(1,160)	3,239	349	139,832	123,040
Banco de Crédito de Bolivia	736	4	329	117	(61)	(19)	(43)	79	16	10,481	9,744
Insurance and Pension funds
Pacífico Seguros and subsidiaries	3,224	23	493	346	–	(58)	(6)	381	45	13,785	10,964
Prima AFP	457	3	(1)	457	–	(20)	(85)	197	8	909	211
Microfinance
Mibanco	2,408	126	1,901	62	(472)	(87)	(168)	401	60	13,576	11,489
Mibanco Colombia (****)	68	–	56	4	(8)	(2)	(2)	3	2	1,169	968
Investment Banking and Wealth Management	968	6	69	885	–	(22)	(16)	230	236	9,423	7,950
Other segments	63	100	–	(108)	(1)	(3)	(143)	(178)	87	2,998	992
Eliminations	–	–	–	–	–	–	–	–	–	(4,314)	(4,245)
Total consolidated	19,674	607	9,092	5,395	(2,100)	(624)	(1,623)	4,352	803	187,859	161,113

(*)	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.
(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)	Corresponds to other income (include income and expenses for commissions) and insurance underwriting result.
(****)	Banco Compartir S.A. and Edyficar S.A.S merged in October 2020 to form Mibanco Colombia. See more detail in Note 2(a).

(ii)
The following table presents (in millions of soles) the distribution of the total revenue, operating revenue and non-current assets of the Group; all assigned based on the location of the clients and assets, respectively, as of December 31, 2021, 2020 and 2019:

	2021				2020				2019
	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities
Perú	17,327	8,684	3,773	188,481	16,452	8,413	3,825	187,291	17,990	9,105	3,925	142,161
Bolivia	978	373	121	13,012	853	357	101	11,870	809	368	93	9,815
Colombia	601	213	415	2,610	566	144	451	2,607	356	21	432	2,769
Panama (****)	309	103	30	10,389	261	(73)	32	7,321	165	(96)	20	4,975
Chile	166	1	131	1,026	134	(2)	171	853	142	(2)	209	1,088
United States of America	33	1	1	5	33	–	3	6	10	(1)	3	6
Bermuda	18	(17)	134	2,174	(14)	(22)	134	1,930	13	10	117	266
Cayman Islands	17	–	–	88	97	112	–	83	189	184	–	33
Total consolidated	19,449	9,358	4,605	217,785	18,382	8,929	4,717	211,961	19,674	9,589	4,799	161,113

(*)	Including total interest and similar income, other income and net premiums earned from insurance activities.
(**)	Operating income includes the income from interest and similar expenses from banking activities and insurance underwriting result.
(***)	Non-current assets consist of property, furniture and equipment (fixed assets), intangible assets and goodwill and right-for-use assets, net.
(****)	In August 2021, the merger by absorption between ASB Bank Corp. and Atlantic Security Bank (absorbed entity) was carried out. See more detail in Note 2(a).